Bingham McCutchen LLP

150 Federal Street

Boston, Massachusetts 02110

December 26, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	CRM Mutual Fund Trust

(File Nos. 333-123998 and 811-21749)

Ladies and Gentlemen:

On behalf of our client, CRM Mutual Fund Trust, a Delaware statutory trust (the “Registrant”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the forms of the Prospectuses and Statement of Additional Information relating to CRM 130/30 Value Fund that would have been filed by the Registrant pursuant to Rule 497(c) under the Securities Act upon the effectiveness of Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on December 21, 2007, is the most recent amendment to the Registrant’s registration statement.

Please call the undersigned at (617) 951-8458 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz